Investment Portfolio	as of November 30, 2019 (Unaudited)

DWS Multi-Asset Growth Allocation Fund

	Shares	Value ($)
Equity - Equity Funds 63.9%
DWS Core Equity Fund "Institutional" (a)	724,858	20,767,182
DWS Emerging Markets Equity Fund "Institutional" (a)	200,196	4,009,916
DWS Equity 500 Index Fund "Institutional" (a)	104,991	22,207,753
DWS RREEF Global Infrastructure Fund "Institutional" (a)	105,224	1,657,282
DWS RREEF Real Estate Securities Fund "Institutional" (a)	103,429	2,524,690
DWS Small Cap Core Fund "S" (a)	58,332	1,720,799
Total Equity - Equity Funds (Cost $48,926,771)		52,887,622
Equity - Exchange-Traded Funds 7.4%
iShares MSCI Japan ETF	41,504	2,466,583
iShares MSCI Pacific ex Japan ETF	17,717	817,817
SPDR Gold Shares ETF*	5,602	772,292
SPDR S&P Emerging Asia Pacific ETF	20,607	2,028,215
Total Equity - Exchange-Traded Funds (Cost $5,877,067)		6,084,907
Fixed Income - Bond Funds 5.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	89,268	831,088
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	87,301	802,299
DWS GNMA Fund "Institutional" (a)	147,758	2,040,544
DWS High Income Fund "Institutional" (a)	257,823	1,224,658
Total Fixed Income - Bond Funds (Cost $4,907,631)		4,898,589
Fixed Income - Exchange-Traded Funds 20.0%
iShares Core MSCI Europe ETF	137,720	6,621,578
iShares iBoxx $ Investment Grade Corporate Bond ETF	31,984	4,092,993
iShares Russell 2000 ETF	16,026	2,592,526
iShares TIPS Bond ETF	7,010	815,824
iShares U.S. Treasury Bond ETF	77,712	2,033,334
Vanguard Total International Bond ETF	7,200	418,752
Total Fixed Income - Exchange-Traded Funds (Cost $15,945,473)		16,575,007
	Principal Amount ($)	Value ($)
Short-Term U.S. Treasury Obligation 1.4%
U.S. Treasury Bill, 1.807% **, 7/16/2020 (b) (Cost $1,185,278)	1,199,000	1,187,232
	Shares	Value ($)
Fixed Income - Money Market Fund 1.5%
DWS Central Cash Management Government Fund, 1.63% (a) (c) (Cost $1,201,774)	1,201,774	1,201,774
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $78,043,994)	100.1	82,835,131
Other Assets and Liabilities, Net	(0.1)	(94,079)
Net Assets	100.0	82,741,052

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated Underlying DWS Funds during the period ended November 30, 2019 are as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
Equity - Equity Funds 63.9%
DWS Core Equity Fund "Institutional" (a)
18,145,701	1,638,623	398,000	(1,452)	1,382,310	65,297	—	724,858	20,767,182
DWS Emerging Markets Equity Fund "Institutional" (a)
4,727,042	—	1,034,100	(47,372)	364,346	—	—	200,196	4,009,916
DWS Equity 500 Index Fund "Institutional" (a)
18,267,471	2,464,736	—	—	1,475,546	81,336	—	104,991	22,207,753
DWS ESG International Core Equity Fund "Institutional" (a)
3,172,167	—	3,206,124	64,336	(30,379)	—	—	—	—
DWS RREEF Global Infrastructure Fund "Institutional" (a)
1,696,930	573,724	623,900	8,830	1,698	12,673	—	105,224	1,657,282
DWS RREEF Real Estate Securities Fund "Institutional" (a)
3,732,116	18,102	1,307,350	74,792	7,030	18,103	—	103,429	2,524,690
DWS Small Cap Core Fund "S" (a)
1,540,553	—	—	—	180,246	—	—	58,332	1,720,799
Fixed Income - Bond Funds 5.9%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
817,277	8,446	—	—	5,365	8,447	—	89,268	831,088
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
601,860	210,977	—	—	(10,538)	2,977	—	87,301	802,299
DWS GNMA Fund "Institutional" (a)
2,116,427	15,207	87,850	496	(3,736)	15,207	—	147,758	2,040,544
DWS High Income Fund "Institutional" (a)
1,263,236	15,479	51,500	183	(2,740)	15,478	—	257,823	1,224,658
Fixed Income - Money Market Fund 1.5%
DWS Central Cash Management Government Fund, 1.63% (a) (c)
4,543,757	4,756,018	8,098,001	—	—	15,436	—	1,201,774	1,201,774
60,624,537	9,701,312	14,806,825	99,813	3,369,148	234,954	—	3,080,954	58,987,985

* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
(a) Affiliated fund managed by DWS Investment Management Americas, Inc.
(b) At November 30, 2019, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) The rate shown is the annualized seven-day yield at period end.
GNMA: Government National Mortgage Association
MSCI: Morgan Stanley Capital International
S&P: Standard & Poor's
SPDR: Standard & Poor's Depositary Receipt
TIPS: Treasury Inflation-Protected Securities
At November 30, 2019, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
MSCI Emerging Market Index	USD	12/20/2019	16	816,528	830,400	13,872

At November 30, 2019, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/20/2020	12	1,554,813	1,552,313	2,500

Currency Abbreviation
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Equity - Equity Funds	$52,887,622	$—	$—	$52,887,622
Equity - Exchange-Traded Funds	6,084,907	—	—	6,084,907
Fixed Income - Bond Funds	4,898,589	—	—	4,898,589
Fixed Income – Exchange-Traded Funds	16,575,007	—	—	16,575,007
Short-Term U.S. Treasury Obligation	—	1,187,232	—	1,187,232
Fixed Income - Money Market Fund	1,201,774	—	—	1,201,774
Derivatives (d)
Futures Contracts	16,372	—	—	16,372
Total	$81,664,271	$1,187,232	$—	$82,851,503

(d)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2019 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 13,872
Interest Rate Contracts	$ 2,500